Long-Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 59.4	$ 103.1
Non-current	2,730.8	1,937.4
Carrying amount	2,790.2	2,040.5					$ 2,409.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 128.6		€ 110.5
Carrying amount	$ 178.8	$ 149.4					$ 133.4
Term loans [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027	May 2027
Contractual interest	6.57%	2.11%	6.57%	6.57%	2.11%	2.11%
Effective interest rate	6.61%	2.14%	6.61%	6.61%	2.14%	2.14%
Outstanding nominal amount			$ 1,477.2		$ 1,492.4
Carrying amount	$ 1,966.4	$ 1,891.1
Term loans [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2029
Contractual interest	8.06%		8.06%	8.06%
Effective interest rate	8.66%		8.66%	8.66%
Outstanding nominal amount			$ 498.8
Carrying amount	$ 645.0
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Mar. 2023	Mar. 2022
Contractual interest	0.87%	0.75%	0.87%	0.87%	0.75%	0.75%
Effective interest rate	1.90%	0.88%	1.90%	1.90%	0.88%	0.88%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030	Dec. 2030
Contractual interest	3.41%	1.90%	3.41%	3.41%	1.90%	1.90%
Effective interest rate	3.81%	4.67%	3.81%	3.81%	4.67%	4.67%